Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: June 2026

The undersigned is a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fifth Amended and Restated Transfer and Servicing Agreement, dated as of December 16, 2024 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), by and among Chase Card Funding LLC, as Transferor, the Bank, as Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Computershare Trust Company, National Association, as Indenture Trustee and Collateral Agent.

The undersigned does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: June 30, 2026

(b)	Interest Period: June 15, 2026 through July 14, 2026

(c)	Interest Accrual Method: 30/360

(d)	Determination Date: July 13, 2026

(e)	Distribution Date: July 15, 2026

JPMorgan Chase Bank, National Association, as Servicer

By:	/s/ John Keller
John Keller
Vice President